Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Cost Related to Share-Based Payment Transactions	Costs relating to share-based payment transactions

	2025	2024	2023
	$m	$m	$m
Equity-settled
Operating profit before System Fund and reimbursables	42	37	31
System Fund	25	23	20
	67	60	51
Cash-settled
Operating profit before System Fund and reimbursables	5	7	5
	72	67	56

Summary of Information about Awards Granted	Option pricing models, assumptions and movements in awards outstanding

	APP/DAP			LTIP/DAP
	Binomial valuation model			Monte Carlo Simulation, Binomial and Finnerty valuation models
Option pricing models and assumptions	2025	2024	2023	2025	2024	2023
Weighted average share price (pence)	9,420.1	8,481.8	5,571.7	9,250.0	7,940.0	5,318.0
Expected dividend yield				1.84%	2.12%	2.52% to 2.77%
Risk-free interest rate				3.88%	4.20%	3.85%
Volatility[a]				21%	26%	29% to 30%
Term (years)	2.9	2.2	2.3	2.8	3.0	3.0
a.The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

Number of share awards (thousands)	APP/DAP		LTIP/DAP
	Deferred shares/ one-off awards	Performance-related awards/LTI	Restricted stock units
Outstanding at 1 January 2023	321	933	1,575
Granted	214	329	683
Vested	(186)	(180)	(533)
Lapsed or cancelled	(17)	(246)	(63)
Outstanding at 31 December 2023	332	836	1,662
Granted	104	279	495
Vested	(44)	(136)	(402)
Lapsed or cancelled	(6)	(148)	(106)
Outstanding at 31 December 2024	386	831	1,649
Granted	82	270	470
Vested	(174)	(246)	(599)
Lapsed or cancelled	(5)	(77)	(93)
Outstanding at 31 December 2025	289	778	1,427

Average fair value of awards granted during the year (cents)
2025	12,412.2	6,698.1	11,754.0
2024	10,837.6	5,812.6	10,302.3
2023	6,926.4	3,169.7	6,351.0

Weighted average remaining contract life (years)
At 31 December 2025	1.0	1.1	1.1
At 31 December 2024	0.9	1.1	1.1
At 31 December 2023	1.5	1.3	1.3